Offsetting of financial assets and financial liabilities (Details) (CHF)	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	492,900,000,000		568,500,000,000
Offsetting	(469,000,000,000)		(544,900,000,000)
of which counterparty netting	(448,900,000,000)		(523,900,000,000)
of which cash collateral netting	(20,100,000,000)		(21,000,000,000)
Total net derivatives subject to enforceable master netting agreements	23,900,000,000		23,600,000,000
Total derivatives not subject to enforceable master netting agreements	9,200,000,000		10,100,000,000
Total net derivatives presented in the consolidated balance sheets	33,100,000,000		33,700,000,000
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	113,600,000,000		112,000,000,000
Securities purchased under resale agreements, offsetting	(32,400,000,000)		(25,100,000,000)
Securities purchased under resale agreements, net	81,200,000,000		86,900,000,000
Securities borrowing transactions, gross	16,700,000,000		22,700,000,000
Securities borrowing transactions, offsetting	0		(1,700,000,000)
Securities borrowing transactions, net	16,700,000,000		21,000,000,000
Total subject to enforceable master netting agreements, gross	130,300,000,000		134,700,000,000
Total subject to enforceable master netting agreements, offsetting	(32,400,000,000)		(26,800,000,000)
Total subject to enforceable master netting agreements, net	97,900,000,000		107,900,000,000
Total not subject to enforceable master netting agreements	67,800,000,000		52,100,000,000
Total, gross	198,100,000,000		186,800,000,000
Total, offsetting	(32,400,000,000)		(26,800,000,000)
Total, net	165,700,000,000		160,000,000,000
of which reported at fair value	86,586,000,000	88,081,000,000	96,587,000,000	99,972,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	23,900,000,000		23,600,000,000
Derivatives, financial instruments	4,200,000,000		4,900,000,000
Derivatives, cash collateral received/pledged	0		100,000,000
Derivatives, net exposure	19,700,000,000		18,600,000,000
Securities purchased under resale agreements, net	81,200,000,000		86,900,000,000
Securities purchased under resale agreements, financial instruments	81,200,000,000		86,900,000,000
Securities purchased under resale agreements, cash collateral received/pledged	0		0
Securities purchased under resale agreements, net exposure	0		0
Securities borrowing transactions, net	16,700,000,000		21,000,000,000
Securities borrowing transactions, financial instruments	16,300,000,000		20,200,000,000
Securities borrowing transactions, cash collateral received/pledged	0		0
Securities borrowing transactions, net exposure	400,000,000		800,000,000
Total financial assets subject to enforceable, net	121,800,000,000		131,500,000,000
Total financial assets subject to enforceable, financial instruments	101,700,000,000		112,000,000,000
Total financial assets subject to enforceable, cash collateral received/pledged	0		100,000,000
Total financial assets subject to enforceable, net exposure	20,100,000,000		19,400,000,000
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	31,000,000,000		31,600,000,000
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	2,100,000,000		2,100,000,000
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	219,100,000,000		270,600,000,000
Offsetting	(216,100,000,000)		(269,100,000,000)
Total net derivatives subject to enforceable master netting agreements	3,000,000,000		1,500,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	3,000,000,000		1,500,000,000
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	260,300,000,000		282,200,000,000
Offsetting	(239,800,000,000)		(260,700,000,000)
Total net derivatives subject to enforceable master netting agreements	20,500,000,000		21,500,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	20,500,000,000		21,500,000,000
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	13,500,000,000		15,700,000,000
Offsetting	(13,100,000,000)		(15,100,000,000)
Total net derivatives subject to enforceable master netting agreements	400,000,000		600,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	400,000,000		600,000,000
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	395,300,000,000		448,700,000,000
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	212,700,000,000		265,400,000,000
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	182,500,000,000		183,000,000,000
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100,000,000		300,000,000
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	41,900,000,000		58,600,000,000
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	41,800,000,000		58,500,000,000
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100,000,000		100,000,000
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	26,400,000,000		30,300,000,000
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	13,600,000,000		15,500,000,000
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	12,800,000,000		14,800,000,000
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	25,000,000,000		26,000,000,000
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	6,400,000,000		5,200,000,000
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	18,600,000,000		20,800,000,000
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	4,300,000,000		4,900,000,000
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,800,000,000		4,400,000,000
Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	500,000,000		500,000,000